Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 8,708	$ 13,156
Short-term financial investments	47,913	30,559
Total	$ 56,621	$ 43,715	$ 35,596	$ 24,322